ACCRUED EXPENSES AND OTHER LIABILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
Accrued wages and other employee welfare	$ 21.2
Taxes payable	10.9	$ 2.2
Pension	6.5
Restructuring charges	5.7
Accrued interest expense for bank borrowings	5.7	$ 0.4
Accrued utility expenses	3.0
Accrued professional service fees	1.8
Accrued sales commission	1.6
Accrued freight and export related expense	1.0
Interest payable for long-term notes (Note 19)	0.6
Litigation accrual	0.2	$ 58.5
Other accrued expenses and liabilities	22.0	10.5
Accrued expenses and other liabilities	$ 80.2	$ 71.6